Income Taxes - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforward, Domestic			$ 40,469	$ 24,730
Operating loss carryforward, State			10,643	7,207
Other long-term liabilities			5,588	11,729	$ 5,643
Change in valuation allowance	$ 5,783	$ 5,783	22,400	9,100
Deferred tax liability recognized for intangible asset acquired	$ 5,800	$ 5,800
Accumulated undistributed earnings of foreign subsidiaries			7,500
Estimated interest or penalties on Uncertain tax position			0	0
Gelesis S.R.L
Operating Loss Carryforwards [Line Items]
Provision for deferred tax asset				2,000
Year 2027 through 2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforward, Domestic			184,600	114,400
Operating loss carry forward, Subject to Expiration			63,500
Operating loss carry forward, Not Subject to Expiration			121,100
Tax Year 2030 Through 2041 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward, State			168,400	$ 114,000
Operating loss carryforward, Foreign			$ 7,100